Basis of preparation and new accounting standards, interpretations and amendments (Policies)	6 Months Ended
Sep. 30, 2026
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Going concern	Going concern
As part of the Directors’ consideration of the appropriateness of adopting the going concern basis of accounting in preparing the half year financial information, the Directors have considered the Group’s principal risks (discussed on page 46) alongside potential downside business cash flow scenarios impacting the Group’s operations. The Directors specifically considered both a base case and a reasonable worst-case scenario for business cash flows.
The main cash flow impacts identified in the reasonable worst-case scenario are:
–adverse impacts of higher spend on our investment programme;
–adverse impact from timing across the Group (i.e. a net under-recovery of allowed revenues or reductions in over-collections) and slower collections of outstanding receivables;
–higher operating and financing costs than expected; including non-delivery of planned efficiencies across the Group; and
–the potential impact of further significant storm costs in the US.
As part of their analysis, the Board also considered the following potential levers at their discretion to improve the position identified by the analysis if the debt capital markets are not accessible:
–the payment of dividends to shareholders;
–significant changes in the phasing of the Group’s capital programme, with elements of non-essential works and programmes delayed; and
–a number of further reductions in operating expenditure across the Group.
Having considered the reasonable worst-case scenario and the further levers at the Board’s discretion, the Group continues to have headroom against the Group’s committed facilities.
In addition to the above, the ability to raise new and extend existing financing was separately included in the analysis, and the Directors noted over £9.1 billion of new long-term senior debt and facilities had been executed in the period from 1 April 2026 to 30 September 2026 as evidence of the Group’s ability to continue to have access to capital, including via the debt capital markets if needed.
Based on the above, the Directors have concluded the Group is well placed to manage its financing and other business risks satisfactorily, and have a reasonable expectation that the Group will have adequate resources to continue in operation for at least 12 months from the signing date of these consolidated interim financial statements. They therefore consider it appropriate to adopt the going concern basis of accounting in preparing the half year financial information.

New IFRS accounting standards, interpretations and amendments adopted in the period	New IFRS accounting standards, interpretations and amendments adopted in the periodThere are no new standards, interpretations or amendments, issued by the IASB or by the IFRS Interpretations Committee (IFRIC), that are applicable for the period commencing on 1 April 2026 and that have had a material impact on the Group’s results.
New IFRS accounting standards, interpretations and amendments not yet adopted	New IFRS accounting standards, interpretations and amendments not yet adopted
The following new accounting standards and amendments to existing standards have been issued during the period but are not yet effective or have not yet been endorsed by the UK:
–IFRS 18 ‘Presentation and Disclosure in Financial Statements’;
–Amendments to IAS 28 ‘Investments in Associates and Joint Ventures’: Fair Value Option for Investments in Associates and Joint Ventures;
–IFRS 20 ‘Regulatory Assets and Regulatory Liabilities’.
The potential impact of IFRS 18 ‘Presentation and Disclosure in Financial Statements’, and IFRS 20 ‘Regulatory Assets and Regulatory Liabilities’ are given below. The Group does not expect the amendments to IAS 28 ‘Investments in Associates and Joint Ventures’ to have a material impact on its financial statements.
1. Basis of preparation and new accounting standards, interpretations and amendments continued

C.New IFRS accounting standards, interpretations and amendments not yet adopted continued
IFRS 18 ‘Presentation and Disclosure in Financial Statements’
IFRS 18 will replace IAS 1 ‘Presentation of Financial Statements’. The standard is effective for accounting periods beginning on or after 1 January 2027 and will be applied by the Group from 1 April 2027, with comparative information restated.
The Group is continuing to assess the impact of IFRS 18 on its consolidated financial statements. Based on the assessment performed to date, the adoption of IFRS 18 is not expected to affect the recognition or measurement of the Group’s assets, liabilities, equity, income or expenses, nor its profit after tax. However, the standard is expected to result in changes to the presentation and disclosure of information within the consolidated financial statements.
IFRS 18 introduces specified categories within the consolidated income statement, namely operating, investing, financing, income tax and discontinued operations, together with new mandatory subtotals, including ‘Profit before financing and income taxes’. The standard also introduces enhanced requirements relating to the aggregation and disaggregation of information and the presentation of a ‘useful structured summary’ of an entity’s financial performance.
Based on the assessment performed to date, the results of associates and joint ventures accounted for using the equity method and investment income will be classified within the investing category. The Group will also provide additional disaggregation of expenses currently included within other operating costs where this is necessary to meet the requirements of IFRS 18. No significant changes to the presentation of the consolidated statement of financial position are expected.
IFRS 18 also introduces disclosure requirements for management-defined performance measures (MPM), requiring qualifying measures to be disclosed and reconciled to the most directly comparable IFRS-defined subtotal within a single note. The Group is continuing to evaluate the impact of these requirements on its existing alternative performance measures and related disclosures. Based on the assessment performed to date, certain measures currently presented as part of the Group’s unaudited Alternative Performance Measures disclosures, including adjusted and underlying profit measures and the regulated financial performance measure used as the numerator in the calculation of Group return on equity, may meet the definition of an MPM and consequently be required to be included within the audited financial statements, together with an explanation of their purpose, calculation methodology and a reconciliation to the relevant IFRS-defined subtotal. In addition, the Group is reviewing whether its current Group Income Statement presentation of ‘Exceptional items and remeasurements’ of financial instruments in a separate column, adheres with the IFRS 18 requirement for any additional subtotals presented to be recognised and measured in accordance with IFRS. In the event that the current presentation is not compliant, the Group Income Statement will revert to a single column, with the additional ‘Exceptional items and remeasurements’ column information provided in a separate note.
As the Group continues to assess the impact of IFRS 18 and refine its implementation approach, additional changes to the presentation and disclosure of information within the consolidated financial statements may be identified prior to adoption.
IFRS 20 ‘Regulatory Assets and Regulatory Liabilities’
In May 2026, the IASB issued IFRS 20 ‘Regulatory Assets and Regulatory Liabilities’, a new accounting standard governing rate-regulated activities which replaces IFRS 14 ‘Regulatory Deferral Accounts’. IFRS 20 supplements IFRS 15 ‘Revenue from Contracts with Customers’, by requiring entities to reflect the total allowed compensation for regulated goods and services in the period which they are supplied. Where there is a difference between when regulated goods or services are supplied and when the related amounts are recovered from or returned to customers through regulated rates, IFRS 20 requires entities to recognise regulatory assets and regulatory liabilities, together with the related regulatory income and regulatory expense.
IFRS 20 is effective for annual reporting periods beginning on or after 1 January 2029, with earlier application permitted (subject to UK endorsement). The Group is currently assessing the impact of IFRS 20 on its financial statements, including the application of IFRS 20 to its regulated activities and the resulting effect on the recognition, measurement, presentation and disclosure of regulatory balances.

Segment analysis
Revenue and the results of the business are analysed by operating segment, based on the information the Board of Directors uses internally for the purposes of evaluating the performance of each operating segment and determining resource allocation between them. The Board is National Grid’s chief operating decision maker (as defined by IFRS 8 ‘Operating Segments’) and as a matter of course, the Board considers multiple profitability measures by segment, being ‘adjusted profit’ and ‘underlying profit’. Adjusted profit excludes exceptional items and remeasurements (as defined in note 4) and is used by management and the Board to monitor financial performance as it is considered that it aids the comparability of our reported financial performance from year to year. Underlying profit, as presented in the Annual Report and Accounts, represents adjusted profit and also excludes the effects of timing, major storm costs and deferred tax expenses in our UK Electricity Transmission and UK Electricity Distribution businesses. The measure of profit disclosed in this note and the primary profitability benchmark considered by the chief operating decision maker is adjusted profit, as this is the measure that is most consistent with the IFRS results reported within these financial statements.

Revenue
Under IFRS 15 ‘Revenue from Contracts with Customers’, revenue is recorded as or when the Group satisfies a performance obligation by transferring a promised good or service to a customer. A good or service is transferred when the customer obtains control of that good or service.
The transfer of control of our distribution or transmission services coincides with the use of our network, as electricity and gas pass through our network and reach our customers. The Group principally satisfies its performance obligations over time and the amount of revenue recorded corresponds to the amounts billed and accrued for volumes of gas and electricity delivered/transferred to/from our customers.

Exceptional items and remeasurements
To monitor our segmental financial performance, we use an adjusted profit measure that excludes exceptional items and remeasurements. We exclude certain income and expenses from adjusted profit because, if included, these items could distort understanding of our performance for the period and the comparability between periods.
In determining the facts and circumstances of exceptional items and remeasurements, management considers factors such as ensuring consistent treatment between favourable and unfavourable transactions, the precedent for similar items, the number of periods over which costs will be spread or gains earned, and the commercial context for the particular transaction. Management uses an exceptional items framework that has been discussed and approved by the Audit & Risk Committee, as detailed in note 5 of the Annual Report and Accounts for the year ended 31 March 2026.
Remeasurements comprise unrealised gains or losses recorded in the consolidated income statement arising from changes in the fair value of certain of our financial assets and liabilities accounted for at fair value through profit and loss (FVTPL). Once the fair value movements are realised (for example, when the derivative matures), the previously recognised fair value movements are then reversed through remeasurements and recognised within earnings before exceptional items and remeasurements. These assets and liabilities include commodity contract derivatives and financing derivatives to the extent that hedge accounting is not available or is not fully effective. The unrealised gains or losses reported in profit and loss on certain additional assets and liabilities treated at FVTPL are also classified within remeasurements. These relate to financial assets (which fail the ‘solely payments of principal and interest test’ under IFRS 9), the money market fund investments used by Group Treasury for cash management purposes and the net foreign exchange gains and losses on borrowing activities. These are offset by foreign exchange gains and losses on financing derivatives measured at fair value. In all cases, these fair values increase or decrease because of changes in foreign exchange, commodity or other financial indices over which we have no control.

Earnings per share	EPS calculations are based on profit after tax attributable to equity shareholders of the parent company which excludes non-controlling interests.